Condensed Interim Statements of Operations - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
OPERATING EXPENSES
Accretion expenses	CAD 3,060	CAD 2,076	CAD 8,956	CAD 2,076	CAD 12,563
Application and membership fees	3,247		6,493		23,394
Amortization expense	4,356	4,440	8,712	8,878	20,198	20,338
Business development	1,973	4,960	4,458	7,665	13,901	25,145
Foreign exchange loss		1,046		1,046	1,616
Interest	655	3,185	1,700	5,016	26,792
Occupancy costs	7,065	8,105	15,048	15,949	32,012	41,470
Office and general	813	1,793	2,420	2,461	7,426	18,915
Professional fees	330,496	57,912	485,254	70,901	859,993	582,564
Research and development	4,091	993	5,166	1,797	3,184	46,228
Stock based compensation	126,449	112,976	277,554	188,026	808,972	324,916
Telephone and internet services	2,573	3,444	5,430	6,801	14,511	14,802
Travel	4,640	6,028	9,664	9,039	19,626	12,911
Extinguishment of debt					61,052
Impairment of intangible assets					15,970
Total Operating Expenses	489,418	206,958	830,855	319,655	1,921,210	1,087,289
Operating Loss	489,418	206,958	830,855	319,655	1,921,210	1,087,289
Deferred Income Tax Recovery		(7,215)		(7,215)	(7,215)
Net Loss for the Period	CAD 489,418	CAD 199,743	CAD 830,855	CAD 312,440	CAD 1,913,995	CAD 1,087,289
Net loss per common share - basic and diluted	CAD 0.05	CAD 0.02	CAD 0.08	CAD 0.03	CAD 0.20	CAD 0.12
Weighted average common shares outstanding - basic and diluted	10,091,356	9,279,779	9,910,986	9,268,568	9,389,903	9,238,710